Note 3 - Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Schedule of Inventory, Current [Table Text Block]
	As of December 31,
(in millions)	2015	2014
Finished goods	$141	$160
Work in process	61	70
Raw materials	61	62
Total	$263	$292